Business Acquisitions (Details) - DIGERATI TECHNOLOGIES, INC [Member] - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jul. 31, 2022	Jun. 30, 2022	Jan. 31, 2023	Feb. 04, 2022	Jul. 31, 2021
Business Acquisitions (Details) [Line Items]
Aggregate purchase price		$ 5,800,000
Net purchase price		5,700,000
Net working capital		2,360,000
Cash payment		4,100,000
Restricted shares payment		1,000,000
Acquisition payable		1,000,000
Company incurred costs		$ 276,000
Lease payment	$ 4,027		$ 3,909
Equity purchase agreement, description		The aggregate purchase price was $13.042 million consisting of: (i) $8.9 million in cash which includes payoff of certain indebtedness held at closing by Next Level and certain transaction expenses; (ii) unsecured promissory notes in the aggregate principal amount of $2 million issued by T3 to the Sellers (the “Unsecured Notes”) with such notes payable in eight equal quarterly installments in the aggregate amount of $250,000 each starting on June 15, 2022 through and including March 16, 2024. With a base annual interest rate of 0% and a default annual interest rate of 18%. The amount owed is subject to change based on certain revenue milestones needing to be met by NLI; and (iii) unsecured convertible promissory notes (the “Convertible Notes”) in the aggregate principal amount of $2 million issued by T3 to the Sellers with such notes payable in eight equal quarterly installments in the aggregate amount of $250,000 each starting on July 31, 2022 through and including January 31, 2024 with a base annual interest rate of 0% and a default annual interest rate of 18%.
Additional payment		$ 500,000
Cash to the sellers		1,509		$ 2,203	$ 8,690,000	$ 1,489
Skynet Asset Purchase Agreement [Member]
Business Acquisitions (Details) [Line Items]
Net working capital		4,100,000
Next Level Internet Equity Purchase Agreement [Member]
Business Acquisitions (Details) [Line Items]
Net working capital		2,160,000
Company incurred costs		845,000
Lease payment		30,222
Skynet [Member]
Business Acquisitions (Details) [Line Items]
Aggregate purchase price		5,700,000
Next Level Internet [Member]
Business Acquisitions (Details) [Line Items]
Aggregate purchase price		13,042,000
Earn-out [Member]
Business Acquisitions (Details) [Line Items]
Additional purchase		600,000
Holdback [Member]
Business Acquisitions (Details) [Line Items]
Additional purchase		$ 100,000